Acquisition of IPA Europe and Immulease (Tables) - IPA Europe and Immulease	12 Months Ended
Apr. 30, 2021
Disclosure Of Business Combinations [Line Items]
Summary of Allocated Purchase Price	The Company has allocated the purchase price as follows:
(in thousands)	$
Cash	3,988
1,320,080 common shares of the Company	4,884
Fair value of deferred payments	2,354
Fair value of consideration	11,226

Cash	270
Amounts receivable	572
Unbilled revenue	90
Inventory	2,287
Equipment, net of accumulated amortization	568
Software	31
Intangible assets (not deductible for tax purposes)	6,305
Goodwill (not deductible for tax purposes)	3,641
Accounts payable and accrued liabilities	(580)
Deferred revenue	(23)
Loans	(299)
Deferred income tax liability	(1,636)
11,226

Summary of Changes in Value of Deferred Payments	The changes in the value of the deferred payments during the years ended April 30, 2021 and 2020 are as follows:
(in thousands)	$
Balance, April 30, 2019	1,501
Accretion expense	383
Foreign exchange	10
Balance, April 30, 2020	1,894
Accretion expense	133
Repayment	(1,540)
Foreign exchange	11
Balance, April 30, 2021	498